ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	2015	2016
	RMB	RMB
Accounts receivable	101,170	117,390
Less: Allowance for doubtful accounts	(3,290)	(6,144)

	97,880	111,246

Schedule of movement of allowance for doubtful accounts
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of period	3,347	1,103	3,290
Additions	1,804	3,792	6,705
Write-offs	(4,048)	(1,605)	(3,851)

Balance at end of period	1,103	3,290	6,144